Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Land	$ 68,243	$ 68,243
Buildings	18,130	18,130
Machinery and equipment	35,555	26,426
Furniture and fixtures	7,855	6,919
Leasehold and buildings improvement	8,023	7,964
Software	33,528	25,938
Total	171,334	153,620
Accumulated Depreciation	66,331	55,318
Prepayment and construction in progress	493	186
Property, Plant and Equipment, Net	105,496	98,488	$ 101,410
Software
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	27,293	22,312
Buildings
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	4,033	3,632
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	22,922	18,828
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	5,862	5,196
Leasehold and buildings improvement
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ 6,221	$ 5,350